Income Taxes (Tables)	12 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)

The provision for income taxes charged to operations consists of the following for the years ended September 30, 2014 and 2013 (in thousands):

	2014	2013	2012
Currently paid or payable
Federal	$58,172	$51,828	$51,677
State	8,638	8,158	7,200

	66,810	59,986	58,877
Deferred tax (benefit) expense	(12,463)	(6,088)	(14,719)

Income tax expense	$54,347	$53,898	$44,158

Schedule of effective income tax rate reconciliation

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income due to the following for the years ended September 30, 2014 and 2013 (in thousands):

	2014	2013	2012
Computed “expected” tax expense (35%)	$55,754	$52,550	$41,004
Increase (decrease) in income taxes resulting from:
Tax exempt interest income	(4,926)	(3,856)	(2,348)
State income taxes, net of federal benefit	5,615	5,303	4,680
Other	(2,096)	(99)	822

Actual tax expense	$54,347	$53,898	$44,158

Schedule of deferred tax assets and liabilities

Net deferred tax assets (liabilities) consist of the following components at September 30, 2014 and 2013 (in thousands):

	2014	2013
Deferred tax assets:
Allowance for loan losses	$19,683	$22,686
Compensation	329	320
Net operating loss carryforward	119	170
Securities available for sale	3,758	4,144
Other real estate owned	13,721	7,072
Core deposit intangible and other fair value adjustments	10,573	6,617
Excess tax basis of loans acquired over carrying value	9,595	10,879
Other	6,272	5,668

	64,050	57,556

Deferred tax liabilities:
Goodwill and other intangibles	(9,099)	(5,143)
Securities available for sale	—	—
Premises and equipment	(4,390)	(6,132)
Excess carrying value of FDIC indemnification asset and clawback liability	(4,280)	(11,943)
Other	(1,578)	(1,712)

	(19,347)	(24,930)

Net deferred tax assets (liabilities)	$44,703	$32,626